Investment Strategy	Jan. 31, 2026
The Brinsmere Fund - Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed fund of funds, which seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Fund systematically adjusts its holdings using three proprietary strategies developed and run independently by the Fund’s investment adviser, The Milwaukee Company (the “Adviser”). Those strategies are the Systematic Market Beta Strategy (“SMB”), the Classic Asset Allocation Revisited Strategy (“CAAR”), and the Systematic International Strategy (“SIS”). SMB, CAAR, and SIS systematically rebalance the underlying funds in which the Fund may invest based on a set of proprietary risk-management techniques. The Adviser may occasionally deviate from the model portfolio directed by a strategy’s algorithm, in the Adviser’s sole discretion, when the data utilized by the strategy does not reflect current market conditions.
The underlying funds in which the SMB strategy may invest represent distinct asset classes, such as (1) the aggregate U.S. equity market, (2) large-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. real estate sector equities, including real estate investment trusts (“REITs”), through a broad real estate index-based ETF, (5) the aggregate U.S. bond market, (6) short-term U.S. Treasuries, and (7) diversified commodity exposure through No K-1 ETFs, which may hold futures contracts.
The underlying funds in which the CAAR strategy may invest represent distinct asset classes, such as (1) large-cap U.S. equities, (2) mid-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. mortgage-backed securities, (5) the aggregate foreign equity market, (6) foreign developed market equities, (7) foreign emerging market equities, (8) the aggregate U.S. bond market, (9) the inverse U.S. bond market, (10) U.S. Treasuries, (11) gold, and (12) managed futures.
The underlying funds in which the SIS strategy may invest represent distinct asset classes, such as (1) large-cap foreign equities, (2) mid-cap foreign equities, (3) small-cap foreign equities, (4) the aggregate foreign equity market, (5) foreign developed market equities, (6) foreign emerging market equities, (7) short-term U.S. Treasuries, and (8) other cash equivalents.
The underlying funds in which a proprietary strategy may invest to achieve certain exposures, such as inverse bond, commodity, or managed futures, may utilize derivative instruments, such as futures contracts.
Depending upon market conditions, the SMB and CAAR strategies may be entirely allocated to developed countries.
The Adviser plans to allocate the Fund’s portfolio using a combination of (i) a growth-oriented version of the SMB strategy, (ii) a growth-oriented version of the CAAR strategy, and (iii) the SIS strategy. The amount allocated to each strategy will be determined at the Adviser’s discretion but will be guided by the Adviser’s assessment of portfolio risk, market movements, relative value, and other considerations.
SMB
SMB is a rules-based, systematic asset allocation investment strategy that seeks to reduce risk and enhance performance by adjusting asset allocations based on its risk assessment, as determined by a set of proprietary indicators (collectively referred to as the “SMB Equity Risk Indicator”). SMB’s goal is to capture market beta, while limiting volatility by hedging the risk of an extended bear market for stocks, bonds, or both. For the Fund, the Adviser utilizes a growth-oriented version of SMB (“SMB-G”), which has a higher allocation to equities than SMB.
When market risk is estimated to be low to moderate, SMB-G will invest in a “market beta portfolio” that is reflective of the broad stock and bond markets. When either the stock or bond market (or both) appear to be vulnerable to an extended decline, SMB-G will adopt a relatively conservative approach by lessening exposure to those securities that are most susceptible to the risk at hand. The Fund, through its exposure to the underlying funds, can invest in fixed income securities with varying quality and maturity.
SMB-G assesses stock market risk by modeling the performance of a basket consisting of the 500 largest U.S. companies on two fronts: (1) price-trend behavior, based on several measures of moving averages over varying time frames; and (2) return volatility using the standard deviation for various rolling periods for daily return.
The SMB-G Equity Risk Indicator is dynamic and interacts with the basket’s price trend and return volatility to adapt to changing market conditions for optimizing risk management. If the price trend is bullish, the aggregate volatility signal determines risk-on and risk-off conditions. By contrast, if the price trend is bearish, the price trend signal dominates and determines how long a risk-off condition applies.
When risk-on is indicated for equities, SMB-G’s equity exposure is invested in a portfolio of index-tracking ETFs that is comprised of the selected members of the equity asset classes referenced above. When risk-off is signaled for equities, the allocation to stocks is reduced and the proceeds are rotated into short-term U.S. Treasuries. SMB-G’s equity allocation will typically range between 35% and 75%.
Bond market risk is evaluated using a two-factor model that estimates the probability of interest rates rising or falling in the near term. This indicator is derived from (1) a fair-value model of the 10-year Treasury yield, and (2) trending behavior for several Treasury market yields. When risk-off is signaled for bonds, a portion of the allocations to short-, medium-, and long-term bonds are rotated into low-duration bond funds.
The indicators are tracked daily, and the changes are implemented in short order following the detection of a change in signal. In addition to the signal-based trigger, SMB-G also incorporates a drift-based monthly rebalance, which takes place when the securities drift outside their pre-determined tolerance bands.
CAAR
CAAR is a rules-based, systematic asset allocation investment strategy that uses a statistical process known as “mean-variance optimization” to systematically adapt its portfolio to changing market conditions. The CAAR investment universe includes a wide range of index-tracking ETFs that are tied to (i) well-established market risk factors (such as market capitalization, value, and size) across U.S. and foreign equity markets, (ii) U.S. aggregate bond, U.S. Treasury, or inverse U.S. bond markets, (iii) gold, or (iv) managed futures.
The Fund uses a growth-focused version of CAAR (“CAAR-G”), that seeks to create a portfolio with the highest expected return for a given set of constraints that are consistent with a growth investment objective using the critical line algorithm.
CAAR-G further refines the optimization process to manage the volatility of the portfolio by adjusting some of those constraints based on stock market volatility as measured by the recent values of the VIX® Index, a market-based estimate of 30-day expected volatility of a basket consisting of the 500 largest U.S. companies.
CAAR-G also places floors and caps on the model portfolio’s targeted exposure to equities. For the Fund, CAAR-G’s equity floor target is 35% and the equity cap target is 85%. CAAR-G’s model portfolio is re-evaluated, and the necessary changes are implemented at the beginning of every month.
SIS
SIS is a rules-based, systematic asset allocation investment strategy that seeks to reduce risk and enhance performance by adjusting asset allocations in accordance with the strategy’s price-trend indicator (the “SIS Price-Trend Signal”).
SIS assesses price-trends by comparing the five-week moving average of a group of large-, mid- and small-cap companies in foreign developed and emerging markets with its twenty-week moving average. A positive trend is confirmed when the five-week to twenty-week moving average ratio exceeds one for two consecutive weeks at the closing prices of each trading week. A negative trend is confirmed when the five-week to twenty-week moving average ratio does not exceed one for two consecutive weeks at the closing prices of each trading week.
When the SIS Price-Trend Signal indicates a positive trend, SIS will invest in a collection of index-tracking ETFs focusing on global equities outside the U.S., rebalanced annually. When the SIS Price-Trend Signal indicates a negative trend, SIS will invest in ETFs holding short-term treasuries or other investments deemed by the Adviser to constitute cash-proxy equivalents.

The Brinsmere Fund - Conservative ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is an actively managed fund of funds, which seeks to achieve its investment objective by investing in a globally diversified portfolio of equity and bond markets.
The Fund systematically adjusts its holdings using three proprietary strategies developed and run independently by the Fund’s investment adviser, The Milwaukee Company (the “Adviser”). Those strategies are the Systematic Market Beta Strategy (“SMB”), the Classic Asset Allocation Revisited Strategy (“CAAR”), and the Systematic International Strategy (“SIS”). SMB, CAAR, and SIS systematically rebalance the underlying funds in which the Fund may invest based on a set of proprietary risk-management techniques. The Adviser may occasionally deviate from the model portfolio directed by a strategy’s algorithm, in the Adviser’s sole discretion, when the data utilized by the strategy does not reflect current market conditions.
The underlying funds in which the SMB strategy may invest represent distinct asset classes, such as (1) the aggregate U.S. equity market, (2) large-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. real estate sector equities, including real estate investment trusts (“REITs”), through a broad real estate index-based ETF, (5) the aggregate U.S. bond market, (6) short-term U.S. Treasuries, and (7) diversified commodity exposure through No K-1 ETFs, which may hold futures contracts.
The underlying funds in which the CAAR strategy may invest represent distinct asset classes, such as (1) large-cap U.S. equities, (2) mid-cap U.S. equities, (3) small-cap U.S. equities, (4) U.S. mortgage-backed securities, (5) the aggregate foreign equity market, (6) foreign developed market equities, (7) foreign emerging market equities, (8) the aggregate U.S. bond market, (9) the inverse U.S. bond market, (10) U.S. Treasuries, (11) gold, and (12) managed futures.
The underlying funds in which the SIS strategy may invest represent distinct asset classes, such as (1) large-cap foreign equities, (2) mid-cap foreign equities, (3) small-cap foreign equities, (4) the aggregate foreign equity market, (5) foreign developed market equities, (6) foreign emerging market equities, (7) short-term U.S. Treasuries, and (8) other cash equivalents.
The underlying funds in which a proprietary strategy may invest to achieve certain exposures, such as inverse bond, commodity, or managed futures, may utilize derivative instruments, such as futures contracts.
Depending upon market conditions, the SMB and CAAR strategies may be entirely allocated to developed countries.
The Adviser plans to allocate the Fund’s portfolio using a combination of (i) a conservative-oriented version of the SMB strategy, (ii) a conservative-oriented version of the CAAR strategy, and (iii) the SIS strategy. The amount allocated to each strategy will be determined at the Adviser’s discretion but will be guided by the Adviser’s assessment of portfolio risk, market movements, relative value, and other considerations.
SMB
SMB is a rules-based, systematic asset allocation investment strategy that seeks to reduce risk and enhance performance by adjusting asset allocations based on its risk assessment, as determined by a set of proprietary indicators (the “SMB Equity Risk Indicator”). SMB’s goal is to capture market beta, while limiting volatility by hedging the risk of an extended bear market for stocks, bonds, or both. For the Fund, the Adviser utilizes a conservative-oriented version of SMB (“SMB-C”), which has a lower allocation to equities than SMB.
When market risk is estimated to be low to moderate, SMB-C will invest in a “market beta portfolio” that is reflective of the broad stock and bond markets. When either the stock or bond market (or both) appear to be vulnerable to an extended decline, SMB-C will adopt a relatively conservative approach by lessening exposure to those securities that are most susceptible to the risk at hand. The Fund, through its exposure to the underlying funds, can invest in fixed income securities with varying quality and maturity.
SMB-C assesses stock market risk by modeling the performance of a basket consisting of the 500 largest U.S. companies on two fronts: (1) price-trend behavior, based on several measures of moving averages over varying time frames; and (2) return volatility using the standard deviation for various rolling periods for daily return.
The SMB-C Equity Risk Indicator is dynamic and interacts with the basket’s price trend and return volatility to adapt to changing market conditions for optimizing risk management. If the price trend is bullish, the aggregate volatility signal determines risk-on and risk-off conditions. By contrast, if the price trend is bearish, the price trend signal dominates and determines how long a risk-off condition applies.
When risk-on is indicated for equities, SMB-C’s equity exposure is invested in a portfolio of index-tracking ETFs that correspond to the total U.S. stock market. When risk-off is signaled for equities, the allocation to stocks is reduced and the proceeds are rotated into short-term U.S. Treasuries. SMB-C’s equity allocation will typically range between 25% and 45%.
Bond market risk is evaluated using a two-factor model that estimates the probability of interest rates rising or falling in the near-term. This indicator is derived from (1) a fair-value model of the 10-year Treasury yield, and (2) trending behavior for several Treasury market yields. When risk-off is signaled for bonds, a portion of the allocations to short-, medium-, and long-term bonds are rotated into low-duration bond funds.
The indicators are tracked daily, and the changes are implemented in short order following the detection of a change in signal. In addition to the signal-based trigger, SMB-C also incorporates a drift-based monthly rebalance, which takes place when the securities drift outside their pre-determined tolerance bands.
CAAR
CAAR is a rules-based, systematic asset allocation investment strategy that uses a statistical process known as “mean-variance optimization” to systematically adapt its portfolio to changing market conditions. The CAAR investment universe includes a wide range of index-tracking ETFs that are tied to (i) well-established market risk factors (such as market capitalization, value, and size) across U.S. and foreign equity markets, (ii) U.S. aggregate bond, U.S. Treasury, or inverse U.S. bond markets, (iii) gold, or (iv) managed futures.
The Fund uses a version of CAAR that seeks to create a conservative portfolio (“CAAR-C”) with the highest expected return for a given set of constraints that are consistent with a conservative investment objective using the critical line algorithm.
CAAR-C further refines the optimization process to manage the volatility of the portfolio by adjusting some of those constraints based on stock market volatility as measured by the recent values of the VIX® Index, a market-based estimate of 30-day expected volatility of a basket consisting of the 500 largest U.S. companies.
CAAR-C also places floors and caps on the model portfolio’s targeted exposure to equities. For the Fund, CAAR-C’s equity floor target is 20% and the equity cap target is 40%. CAAR-C’s model portfolio is re-evaluated, and the necessary changes are implemented at the beginning of every month.
SIS
SIS is a rules-based, systematic asset allocation investment strategy that seeks to reduce risk and enhance performance by adjusting asset allocations in accordance with the strategy’s price-trend indicator (the “SIS Price-Trend Signal”).
SIS assesses price-trends by comparing the five-week moving average of a group of large-, mid- and small-cap companies in foreign developed and emerging markets with its twenty-week moving average. A positive trend is confirmed when the five-week to twenty-week moving average ratio exceeds one for two consecutive weeks at the closing prices of each trading week. A negative trend is confirmed when the five-week to twenty-week moving average ratio does not exceed one for two consecutive weeks at the closing prices of each trading week.
When the SIS Price-Trend Signal indicates a positive trend, SIS will invest in a collection of index-tracking ETFs focusing on global equities outside the U.S., rebalanced annually. When the SIS Price-Trend Signal indicates a negative trend, SIS will invest in ETFs holding short-term treasuries or other investments deemed by the Adviser to constitute cash-proxy equivalents.